Earnings per share - Disclosure of reconciliation of diluted earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Owners of the parent	€ 16,799	€ 14,200	€ 2,173	[1]
Weighted average number of shares outstanding (in shares)	3,140,089	3,059,284	1,544,002
Number of shares deployable for share-based compensation (in shares)	23,870	23,651	14,441
Equity warrants deliveed to General Motors (in shares)	0	68,497	68,497
Weighted average number of shares outstanding for diluted earnings per share from discontinued operations (in shares)			1,544,002
Weighted average number of shares outstanding for diluted earnings per share (in shares)	3,163,959	3,151,432	1,626,940
Diluted earnings per share (in EUR per share)	€ 5.31	€ 4.51	€ 1.34	[1]
Net profit from continuing operations attributable to owners of the parent	€ 16,799	€ 13,210	€ 2,353	[1]
Diluted earnings per share from continuing operations (in EUR per share)	€ 5.31	€ 4.19	€ 1.45	[1]
Net profit from discontinued operations attributable to owners of the parent	€ 0	€ 990	€ (180)
Diluted earnings per share from discontinued operations (in EUR per share)	€ 0	€ 0.31	€ (0.12)

[1]	Refer to Note 3, Scope of consolidation